Remuneration of key management - Schedule of remuneration of group leadership team (Details) - Group leadership team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Short-term benefits	€ 22	€ 14	€ 13
Post-employment benefits	1	1	1
Share-based payments	17	12	13
Termination benefits	13	4	0
Total	€ 53	€ 31	€ 27